Structured entities - Own asset securitisations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Structured entities
Loans and advances to customers	£ 381,433	£ 366,340
Assets pledged against liabilities	39,156	35,972
Structured entities relating to other credit risk transfer securitisation
Structured entities
Loans and advances to customers	2,687	4,361
Reduction in expected credit losses from financial guarantee contracts with consolidated structured entities	11	20
Structured entities relating to other credit risk transfer securitisation | Third parties
Structured entities
Debt securities in issue	863	859
Structured entities relating to covered debt programme
Structured entities
Other borrowings	3,619	4,132
Structured entities relating to covered debt programme | Loans to customers
Structured entities
Assets pledged against liabilities	11,067	8,156
Structured entities relating to lending of own issued securities | Debt securities | Lending of own issued securities
Structured entities
Assets pledged against liabilities	2,414	2,244
Structured entities relating to lending of own issued securities | Secured | Lending of own issued securities
Structured entities
Debt securities in issue	£ 2,312	£ 2,419